Critical Accounting Estimates and Judgements	12 Months Ended
Jun. 30, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical Accounting Estimates and Judgements
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of the financial statements in conformity with IFRS requires the group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as well as disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Refer to the specific notes below for further information on the key accounting estimates and assumptions applied.

•	Valuation of derivative financial instruments – note 4;

•	Estimate of taxation – note 10;

•	Recognition of deferred tax asset – note 10;

•	Valuation of acquired assets and assumed liabilities for Moab Khotsong and Hidden Valley– note 12;

•	Gold mineral reserves and resources – note 13;

•	Production start date – note 13;

•	Stripping activities – note 13;

•	Impairment of assets – note 13;

•	Depreciation of property plant and equipment – note 13;

•	Impairment of goodwill – note 14;

•	Valuation of interest in associate – note 20;

•	Provision for stock obsolescence - note 22;

•	Estimate of exposure and liabilities with regard to rehabilitation costs – note 25;

•	Estimate of provision for silicosis settlement – note 26;

•	Estimate of employee benefit liabilities – note 27;

•	Fair value of share-based payments – note 33;

•	Assessment of contingencies – note 35.